Fees Summary	Jul. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 44,999,996.27
Previously Paid Amount	19,328.88
Total Fee Amount	6,889.50
Total Offset Amount
Net Fee